Principal Accounting Policies - Property and equipment, net (Details)	Dec. 31, 2025
Computers
Property and Equipment
Property, Plant and Equipment, Useful Life	3 years
Equipment, furniture and motor vehicles
Property and Equipment
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements
Property and Equipment
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember